Income taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
The following table summarizes our income tax expense/(benefit):

	Year ended December 31,
(€ thousands)	2025	2024	2023
Current income tax expense:
Germany	€6,590	€3,362	€15,883
Other countries	41	4	9
Current income tax expense	€6,631	€3,366	€15,892
Deferred income tax benefit:
Germany	(11,292)	(9,617)	(3,501)
Other countries	(695)	(3)	—
Deferred income tax benefit	€(11,987)	€(9,620)	€(3,501)
Income tax expense/(benefit)	€(5,356)	€(6,254)	€12,391
Reconciliation of German statutory income tax rate to effective income tax rate
The following table summarizes our income/(loss) before income taxes allocated to Germany and to other countries:

	Year ended December 31,
(€ thousands)	2025	2024	2023
Germany	€9,126	€(28,191)	€(151,890)
Other countries	(1,096)	(56)	26
Income/(loss) before income taxes	€8,030	€(28,247)	€(151,864)
The below table shows a reconciliation between the German statutory income tax rate and the effective tax rate:

	Year Ended December 31,
	2025		2024		2023
(€ thousands)	Amount	Percent	Amount	Percent	Amount	Percent
Income/(loss) before income taxes	€8,030		€(28,247)		€(151,864)
Income tax benefit at German tax rate	2,507	31.2%	(8,820)	31.2%	(47,419)	31.2%
Foreign tax effects
Israel
Statutory tax rate difference between Israel and Germany	125	1.5	—	—	—	—
Changes in valuation allowances	(91)	(1.1)	—	—	—	—
Effect from foreign currencies	(479)	(6.0)	—	—	—	—
Prior period taxes	132	1.6	—	—	—	—
Other foreign jurisdictions
Statutory tax rate difference between other jurisdictions and Germany	(41)	(0.5)	(10)	0.0	(1)	0.0
Prior period taxes	27	0.3	—	—	—	—
Effect of changes in tax laws or rates enacted in the current period
Enacted changes in tax rates in Germany (1)	(2,443)	(30.4)	—	—	—	—
Tax credits
Research and development tax credits	—	—	(438)	1.5	—	—
Changes in valuation allowances
Movement in valuation allowance	(1)	0.0	550	(1.9)	13	0.0
Forfeiture of net operating losses ("NOLs")	—	—	(567)	2.0	—	—
Nontaxable or nondeductible items
Nondeductible share-based compensation (2)	2,446	30.4	2,639	(9.3)	2,968	(2.0)
Deductible share-based compensation liability awards (2)	(276)	(3.4)	(428)	1.5	(401)	0.3
Nondeductible expenses	219	2.7	335	(1.2)	165	(0.1)
Prior period taxes	1,460	18.2	64	(0.2)	(5)	0.0
Goodwill impairment	—	—	—	—	56,807	(37.4)
Tax-free income from investments (3)	(1,095)	(13.6)	(502)	1.8	—	—
Foreign withholding taxes	792	9.9	503	(1.8)	848	(0.6)
Other	6	0.1	—	—	—	—

Movement in uncertain tax positions	(8,684)	(108.1)	132	(0.5)	(686)	0.5
Other adjustments	40	0.5	288	(1.0)	102	(0.1)
Effective tax rate	€(5,356)	(66.7)%	€(6,254)	22.1%	€12,391	(8.2)%
Note: Some figures may not recalculate due to rounding.
(1) Changes in tax rates in Germany are discussed in Deferred Taxes section of this note.
(2) Share-based compensation is further discussed in "Note 9 - Share-based awards and other equity instruments".
(3) Tax-free income from investments relates to the subsidiary acquisition further discussed in "Note 3 - Holisto Investment and Acquisition".
Uncertain tax positions
Uncertain tax positions as of December 31, 2025 and 2024 were as follows:

	As of December 31,
(€ thousands)	2025	2024
Balance, beginning of year	€8,684	€8,552
Decreases to tax positions related to prior years	(8,804)	—
Interest and penalties	120	132
Balance, end of year	€—	€8,684
Following the completion of the audit of the tax returns for trivago N.V. from 2019 through 2022, the uncertain tax position for unrecognized tax benefits related to the deductibility of expenses was eliminated. The related accrual of €8.8 million was released in full from accrued expenses and other current liabilities in the consolidated balance sheet as of December 31, 2025.
Tax audits
trivago N.V. is a Dutch listed entity but has its tax residency in Germany. The Company is subject to audit by federal, state, local, and foreign tax authorities. As of December 31, 2025, the audit of tax returns for 2019 through 2022 for corporate and trade income tax, as well as value-added tax for trivago N.V. is finalized. According to the statute of limitations, the German tax authorities may initiate additional audits for the tax years of 2023 through 2025.
Cash paid for income taxes, net of refunds received
The table below shows cash paid for income taxes/(net of refunds received), by jurisdiction:

	Year Ended December 31,
(€ thousands)	2025	2024	2023
Domestic
Germany - Federal	€234	€(1,530)	€32,946
Foreign
All Other Foreign	34	12	39
Total income taxes paid/(net of refunds received)	€268	€(1,518)	€32,985
Deferred income taxes
As of December 31, 2025 and 2024, the significant components of our deferred tax assets and deferred tax liabilities were as follows:

	Year Ended December 31,
(€ thousands)	2025	2024
Deferred tax assets:
Net operating loss carryforwards	€8,591	€789
Research and Development Credits	1,080	—
Property and equipment	63	—
Accrued expenses and other current liabilities	47	—
Intangible assets, net	—	18
Operating lease liability	13,036	14,776
Other long-term liabilities	55	40
Deferred tax assets (gross)	€22,872	€15,623
Less valuation allowance	(661)	(789)
Subtotal	€22,211	€14,834
Offsetting	(19,773)	(14,834)
Deferred tax assets	€2,438	€—

Deferred tax liabilities:
Prepaid expense and other current assets	€142	€328
Intangible assets, net	18,371	13,913
Property and equipment	2,012	1,946
Operating lease right-of-use assets	13,438	15,241
Accrued expenses and other current liabilities	—	148
Other	—	56
Subtotal	€33,963	€31,632
Offsetting	(19,773)	(14,834)
Deferred tax liabilities	€14,190	€16,798
The increase in deferred tax assets related to net operating loss carryforwards as of December 31, 2025, compared to the same period in 2024, was mainly driven by the acquisition of trivago DEALS Ltd. during the year. Of the total net operating losses, there are €7.9 million from Israel related to trivago DEALS Ltd. that can be carried forward indefinitely.
The reduction in deferred tax liabilities was mainly driven by the reduction of tax rates in Germany, which led to a remeasurement of deferred tax balances for the the year ended December 31, 2025. In 2025, the German parliament enacted the Immediate Tax Investment Program ("Investitionssofortprogramm") which will gradually reduce the corporate income tax rate by one percentage point per year, beginning in 2028, from the current rate of 15% to 10% in 2032.